Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 1,330,017	$ 137,268	$ 1,610,175
Loss from operations	(1,330,017)	(137,268)	(1,610,175)
Other income
Change in fair value of derivative warrant liabilities	(10,742,000)	(3,013,001)	(9,039,000)
Transaction costs allocated to derivative warrant liabilities		(587,958)
Interest - bank	812	690	3,717
Interest earned on investments held in Trust Account	23,198	18,241	60,666
Other expense, net	(10,717,990)	(3,582,028)	(8,974,617)
Net income (loss)	$ (12,048,007)	$ (3,719,296)	$ (10,584,792)
Weighted average shares outstanding	25,300,000	25,300,000	25,300,000
Class A Redeemable Common Stock
Other income
Weighted average shares outstanding	25,300,000	25,300,000	25,300,000
Basic and diluted net income per share	$ 0.00	$ 0.00	$ 0.00
Class B Non-Redeemable Common Stock
Other income
Weighted average shares outstanding	6,325,000	5,645,246	6,325,000
Basic and diluted net income per share	$ (1.90)	$ (0.66)	$ (1.67)